Additional information: condensed financial statements of the Company (Tables)	12 Months Ended
Dec. 31, 2024
Additional information: condensed financial statements of the Company
Schedule of condensed balance sheets

(In thousands)	December 31, 2023	December 31, 2024
Assets
Current assets:
Cash and cash equivalents	31,919	33,275
Short-term investments	28,382	14,225
Due from group companies	6,583	12,646
Prepayments and other current assets	1,720	1,008
Total current assets	68,604	61,154
Non-current assets:
Due from group companies	199,864	200,855
Investments in subsidiaries and consolidated VIEs	68,086	67,997
Total assets	336,554	330,006
Liabilities
Current liabilities:
Due to group companies	8,150	7,651
Income tax payable	72	35
Accrued liabilities and other payables	3,470	4,264
Total current liabilities	11,692	11,950
Total liabilities	11,692	11,950
Commitments and contingencies
Shareholders’ equity
Common shares	81	77
Treasury shares	12	16
Other shareholders’ equity	324,769	317,963
Total Xunlei Limited’s shareholders’ equity	324,862	318,056
Total liabilities and shareholders’ equity	336,554	330,006

Schedule of condensed statements of operations

Condensed Statements of Operations

	Years ended December 31,
(In thousands)	2022	2023	2024
Operating expenses
General and administrative expenses	(6,436)	(7,931)	(1,712)
Total operating expenses	(6,436)	(7,931)	(1,712)
Operating loss	(6,436)	(7,931)	(1,712)
Interest income	360	1,512	1,673
Interest expense	(93)	(93)	(93)
Other income, net	368	3,928	2,083
Income/ (loss) from subsidiaries and consolidated VIEs	27,300	16,948	(627)
Income before income tax	21,499	14,364	1,324
Income tax expenses	(36)	(139)	(109)
Net income	21,463	14,225	1,215
Net income attributable to Xunlei Limited’s common shareholders	21,463	14,225	1,215

Schedule of condensed statements of cash flows

Condensed Statements of Cash Flows

	Years ended December 31,
(In thousands)	2022	2023	2024
Other operating activities with external parties	(948)	(391)	1,143
Net cash (used in)/generated from operating activities	(948)	(391)	1,143
Loans to group companies	(3,450)	(188)	(7,081)
Repayment of loans from group companies	—	—	23
Other investing activities with external parties	11,134	2,031	15,464
Net cash generated from investing activities	7,684	1,843	8,406
Loans from group companies	—	3,150	—
Repayment of loans to group companies	—	—	(500)
Other financing activities with external parties	(6,747)	(4,687)	(7,693)
Net cash used in financing activities	(6,747)	(1,537)	(8,193)
Net (decrease)/increase in cash and cash equivalents	(11)	(85)	1,356
Cash and cash equivalents at beginning of year	32,015	32,004	31,919
Effect of exchange rates on cash and cash equivalents	—	—	—
Cash and cash equivalents at end of year	32,004	31,919	33,275